GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2015 FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
760,480	Great-West Bond Index Fund Institutional Class(a)	$ 7,642,829
374,131	Great-West Core Bond Fund Institutional Class(a)	3,752,535
438,110	Great-West Global Bond Fund Institutional Class(a)	3,960,512
249,301	Great-West High Yield Bond Fund Institutional Class(a)	2,358,389
905,802	Great-West Inflation-Protected Securities Fund Institutional Class(a)	8,967,436
323,130	Great-West Multi-Sector Bond Fund Institutional Class(a)	3,092,350
340,942	Great-West Short Duration Bond Fund Institutional Class(a)	3,388,969

TOTAL BOND MUTUAL FUNDS — 58.36% (Cost $32,745,874)		$33,163,020
EQUITY MUTUAL FUNDS
23,521	American Century Real Estate Fund Class R6	751,724
39,125	DFA International Real Estate Securities Portfolio Institutional Class	210,490
11,998	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	136,416
54,361	Great-West Emerging Markets Equity Fund Institutional Class(a)	459,347
86,535	Great-West International Growth Fund Institutional Class(a)	732,949
167,406	Great-West International Index Fund Institutional Class(a)	1,630,540
113,530	Great-West International Value Fund Institutional Class(a)	898,022
124,214	Great-West Large Cap Growth Fund Institutional Class(a)	1,324,126
48,843	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	369,254
61,595	Great-West Mid Cap Value Fund Institutional Class(a)	545,732
83,744	Great-West Putnam Equity Income Fund Institutional Class(a)	795,565
Shares		Fair Value
Equity Mutual Funds — (continued)
76,285	Great-West Real Estate Index Fund Institutional Class(a)	$ 752,167
291,308	Great-West S&P 500® Index Fund Institutional Class(a)	2,915,996
140,359	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,250,600
84,844	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	681,298
6,081	Great-West Small Cap Growth Fund Institutional Class(a)	61,960
101,786	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	795,968
67,782	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	568,015
15,866	Invesco Global Real Estate Fund Class R6	210,865
7,995	Janus Henderson Triton Fund Class N	249,270
40,732	Northern Emerging Markets Equity Index Fund	459,459

TOTAL EQUITY MUTUAL FUNDS — 27.81% (Cost $16,072,688)		$15,799,763
Account Balance
FIXED INTEREST CONTRACT
7,879,434(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	7,879,434

TOTAL FIXED INTEREST CONTRACT — 13.87% (Cost $7,879,434)		$7,879,434
TOTAL INVESTMENTS — 100.04% (Cost $56,697,996)		$56,842,217
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(21,999)
TOTAL NET ASSETS — 100.00%		$56,820,218

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2020 FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
89,547	Great-West Bond Index Fund Institutional Class(a)	$ 899,950
44,136	Great-West Core Bond Fund Institutional Class(a)	442,683
48,244	Great-West Global Bond Fund Institutional Class(a)	436,122
28,112	Great-West High Yield Bond Fund Institutional Class(a)	265,939
78,314	Great-West Inflation-Protected Securities Fund Institutional Class(a)	775,304
37,768	Great-West Multi-Sector Bond Fund Institutional Class(a)	361,443
30,646	Great-West Short Duration Bond Fund Institutional Class(a)	304,622

TOTAL BOND MUTUAL FUNDS — 56.36% (Cost $3,408,547)		$3,486,063
EQUITY MUTUAL FUNDS
2,659	American Century Real Estate Fund Class R6	84,964
4,606	DFA International Real Estate Securities Portfolio Institutional Class	24,778
1,468	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	16,693
7,598	Great-West Emerging Markets Equity Fund Institutional Class(a)	64,205
11,458	Great-West International Growth Fund Institutional Class(a)	97,045
22,146	Great-West International Index Fund Institutional Class(a)	215,704
15,013	Great-West International Value Fund Institutional Class(a)	118,752
15,248	Great-West Large Cap Growth Fund Institutional Class(a)	162,545
6,539	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	49,433
7,611	Great-West Mid Cap Value Fund Institutional Class(a)	67,432
10,411	Great-West Putnam Equity Income Fund Institutional Class(a)	98,908
Shares		Fair Value
Equity Mutual Funds — (continued)
8,625	Great-West Real Estate Index Fund Institutional Class(a)	$ 85,042
36,016	Great-West S&P 500® Index Fund Institutional Class(a)	360,522
17,351	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	154,600
11,301	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	90,746
846	Great-West Small Cap Growth Fund Institutional Class(a)	8,616
12,661	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	99,012
8,327	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	69,781
1,868	Invesco Global Real Estate Fund Class R6	24,831
1,068	Janus Henderson Triton Fund Class N	33,302
5,690	Northern Emerging Markets Equity Index Fund	64,185

TOTAL EQUITY MUTUAL FUNDS — 32.19% (Cost $1,946,239)		$1,991,096
Account Balance
FIXED INTEREST CONTRACT
710,578(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	710,578

TOTAL FIXED INTEREST CONTRACT — 11.49% (Cost $710,578)		$710,578
TOTAL INVESTMENTS — 100.04% (Cost $6,065,364)		$6,187,737
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(2,342)
TOTAL NET ASSETS — 100.00%		$6,185,395

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2025 FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,075,285	Great-West Bond Index Fund Institutional Class(a)	$ 20,856,613
1,021,750	Great-West Core Bond Fund Institutional Class(a)	10,248,154
1,059,095	Great-West Global Bond Fund Institutional Class(a)	9,574,217
627,540	Great-West High Yield Bond Fund Institutional Class(a)	5,936,528
1,315,692	Great-West Inflation-Protected Securities Fund Institutional Class(a)	13,025,349
868,949	Great-West Multi-Sector Bond Fund Institutional Class(a)	8,315,847
542,403	Great-West Short Duration Bond Fund Institutional Class(a)	5,391,486

TOTAL BOND MUTUAL FUNDS — 53.38% (Cost $72,381,582)		$73,348,194
EQUITY MUTUAL FUNDS
61,155	American Century Real Estate Fund Class R6	1,954,505
109,899	DFA International Real Estate Securities Portfolio Institutional Class	591,254
37,487	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	426,224
215,785	Great-West Emerging Markets Equity Fund Institutional Class(a)	1,823,385
309,951	Great-West International Growth Fund Institutional Class(a)	2,625,283
599,588	Great-West International Index Fund Institutional Class(a)	5,839,992
406,747	Great-West International Value Fund Institutional Class(a)	3,217,367
385,589	Great-West Large Cap Growth Fund Institutional Class(a)	4,110,383
178,120	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,346,585
195,521	Great-West Mid Cap Value Fund Institutional Class(a)	1,732,320
264,763	Great-West Putnam Equity Income Fund Institutional Class(a)	2,515,250
Shares		Fair Value
Equity Mutual Funds — (continued)
198,349	Great-West Real Estate Index Fund Institutional Class(a)	$ 1,955,721
914,738	Great-West S&P 500® Index Fund Institutional Class(a)	9,156,524
439,814	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,918,746
309,380	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,484,320
22,869	Great-West Small Cap Growth Fund Institutional Class(a)	233,032
321,784	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	2,516,354
209,891	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,758,883
44,543	Invesco Global Real Estate Fund Class R6	591,972
29,511	Janus Henderson Triton Fund Class N	920,165
161,794	Northern Emerging Markets Equity Index Fund	1,825,037

TOTAL EQUITY MUTUAL FUNDS — 37.51% (Cost $52,273,394)		$51,543,302
Account Balance
FIXED INTEREST CONTRACT
12,574,252(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	12,574,252

TOTAL FIXED INTEREST CONTRACT — 9.15% (Cost $12,574,252)		$12,574,252
TOTAL INVESTMENTS — 100.04% (Cost $137,229,228)		$137,465,748
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(53,786)
TOTAL NET ASSETS — 100.00%		$137,411,962

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2030 FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
137,212	Great-West Bond Index Fund Institutional Class(a)	$1,378,977
67,413	Great-West Core Bond Fund Institutional Class(a)	676,157
67,052	Great-West Global Bond Fund Institutional Class(a)	606,152
40,328	Great-West High Yield Bond Fund Institutional Class(a)	381,507
61,323	Great-West Inflation-Protected Securities Fund Institutional Class(a)	607,093
57,127	Great-West Multi-Sector Bond Fund Institutional Class(a)	546,709
27,225	Great-West Short Duration Bond Fund Institutional Class(a)	270,613

TOTAL BOND MUTUAL FUNDS — 48.73% (Cost $4,361,987)		$4,467,208
EQUITY MUTUAL FUNDS
4,195	American Century Real Estate Fund Class R6	134,058
8,016	DFA International Real Estate Securities Portfolio Institutional Class	43,125
2,985	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	33,937
18,754	Great-West Emerging Markets Equity Fund Institutional Class(a)	158,472
25,545	Great-West International Growth Fund Institutional Class(a)	216,366
49,517	Great-West International Index Fund Institutional Class(a)	482,291
33,507	Great-West International Value Fund Institutional Class(a)	265,040
29,667	Great-West Large Cap Growth Fund Institutional Class(a)	316,253
14,794	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	111,842
15,113	Great-West Mid Cap Value Fund Institutional Class(a)	133,901
20,657	Great-West Putnam Equity Income Fund Institutional Class(a)	196,243
Shares		Fair Value
Equity Mutual Funds — (continued)
13,604	Great-West Real Estate Index Fund Institutional Class(a)	$ 134,135
70,728	Great-West S&P 500® Index Fund Institutional Class(a)	707,982
34,065	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	303,521
25,677	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	206,188
1,887	Great-West Small Cap Growth Fund Institutional Class(a)	19,230
25,106	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	196,332
16,188	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	135,653
3,249	Invesco Global Real Estate Fund Class R6	43,186
2,439	Janus Henderson Triton Fund Class N	76,042
14,051	Northern Emerging Markets Equity Index Fund	158,500

TOTAL EQUITY MUTUAL FUNDS — 44.42% (Cost $4,048,757)		$4,072,297
Account Balance
FIXED INTEREST CONTRACT
631,957(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	631,957

TOTAL FIXED INTEREST CONTRACT — 6.89% (Cost $631,957)		$631,957
TOTAL INVESTMENTS — 100.04% (Cost $9,042,701)		$9,171,462
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(3,750)
TOTAL NET ASSETS — 100.00%		$9,167,712

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2035 FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,835,991	Great-West Bond Index Fund Institutional Class(a)	$ 18,451,706
902,776	Great-West Core Bond Fund Institutional Class(a)	9,054,842
866,690	Great-West Global Bond Fund Institutional Class(a)	7,834,883
526,709	Great-West High Yield Bond Fund Institutional Class(a)	4,982,665
543,651	Great-West Inflation-Protected Securities Fund Institutional Class(a)	5,382,144
760,812	Great-West Multi-Sector Bond Fund Institutional Class(a)	7,280,973
271,935	Great-West Short Duration Bond Fund Institutional Class(a)	2,703,034

TOTAL BOND MUTUAL FUNDS — 41.25% (Cost $54,824,994)		$55,690,247
EQUITY MUTUAL FUNDS
63,955	American Century Real Estate Fund Class R6	2,044,007
128,169	DFA International Real Estate Securities Portfolio Institutional Class	689,550
52,316	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	594,832
368,982	Great-West Emerging Markets Equity Fund Institutional Class(a)	3,117,901
477,967	Great-West International Growth Fund Institutional Class(a)	4,048,379
925,489	Great-West International Index Fund Institutional Class(a)	9,014,261
626,788	Great-West International Value Fund Institutional Class(a)	4,957,892
519,883	Great-West Large Cap Growth Fund Institutional Class(a)	5,541,947
276,811	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,092,694
268,535	Great-West Mid Cap Value Fund Institutional Class(a)	2,379,222
364,100	Great-West Putnam Equity Income Fund Institutional Class(a)	3,458,951
Shares		Fair Value
Equity Mutual Funds — (continued)
207,478	Great-West Real Estate Index Fund Institutional Class(a)	$ 2,045,737
1,245,191	Great-West S&P 500® Index Fund Institutional Class(a)	12,464,366
599,376	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	5,340,439
481,229	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,864,272
34,101	Great-West Small Cap Growth Fund Institutional Class(a)	347,491
442,654	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	3,461,549
283,471	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,375,485
51,995	Invesco Global Real Estate Fund Class R6	691,011
45,758	Janus Henderson Triton Fund Class N	1,426,736
276,072	Northern Emerging Markets Equity Index Fund	3,114,093

TOTAL EQUITY MUTUAL FUNDS — 54.12% (Cost $74,310,324)		$73,070,815
Account Balance
FIXED INTEREST CONTRACT
6,308,349(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	6,308,349

TOTAL FIXED INTEREST CONTRACT — 4.67% (Cost $6,308,349)		$6,308,349
TOTAL INVESTMENTS — 100.04% (Cost $135,443,667)		$135,069,411
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(51,882)
TOTAL NET ASSETS — 100.00%		$135,017,529

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2040 FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
69,967	Great-West Bond Index Fund Institutional Class(a)	$ 703,170
34,365	Great-West Core Bond Fund Institutional Class(a)	344,678
32,154	Great-West Global Bond Fund Institutional Class(a)	290,676
19,711	Great-West High Yield Bond Fund Institutional Class(a)	186,463
12,112	Great-West Inflation-Protected Securities Fund Institutional Class(a)	119,913
28,866	Great-West Multi-Sector Bond Fund Institutional Class(a)	276,243
7,453	Great-West Short Duration Bond Fund Institutional Class(a)	74,084

TOTAL BOND MUTUAL FUNDS — 31.79% (Cost $1,950,314)		$1,995,227
EQUITY MUTUAL FUNDS
3,045	American Century Real Estate Fund Class R6	97,316
6,418	DFA International Real Estate Securities Portfolio Institutional Class	34,530
2,872	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	32,655
22,660	Great-West Emerging Markets Equity Fund Institutional Class(a)	191,477
28,019	Great-West International Growth Fund Institutional Class(a)	237,317
54,079	Great-West International Index Fund Institutional Class(a)	526,730
36,590	Great-West International Value Fund Institutional Class(a)	289,426
28,389	Great-West Large Cap Growth Fund Institutional Class(a)	302,628
16,194	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	122,425
14,810	Great-West Mid Cap Value Fund Institutional Class(a)	131,218
20,090	Great-West Putnam Equity Income Fund Institutional Class(a)	190,859
Shares		Fair Value
Equity Mutual Funds — (continued)
9,870	Great-West Real Estate Index Fund Institutional Class(a)	$ 97,316
68,371	Great-West S&P 500® Index Fund Institutional Class(a)	684,390
32,916	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	293,281
28,302	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	227,264
2,033	Great-West Small Cap Growth Fund Institutional Class(a)	20,716
24,407	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	190,861
15,508	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	129,960
2,598	Invesco Global Real Estate Fund Class R6	34,532
2,678	Janus Henderson Triton Fund Class N	83,497
16,975	Northern Emerging Markets Equity Index Fund	191,479

TOTAL EQUITY MUTUAL FUNDS — 65.49% (Cost $4,142,443)		$4,109,877
Account Balance
FIXED INTEREST CONTRACT
173,278(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	173,278

TOTAL FIXED INTEREST CONTRACT — 2.76% (Cost $173,278)		$173,278
TOTAL INVESTMENTS — 100.04% (Cost $6,266,035)		$6,278,382
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(2,634)
TOTAL NET ASSETS — 100.00%		$6,275,748

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2045 FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
730,494	Great-West Bond Index Fund Institutional Class(a)	$ 7,341,463
359,084	Great-West Core Bond Fund Institutional Class(a)	3,601,612
327,836	Great-West Global Bond Fund Institutional Class(a)	2,963,633
202,369	Great-West High Yield Bond Fund Institutional Class(a)	1,914,407
51,765	Great-West Inflation-Protected Securities Fund Institutional Class(a)	512,476
301,131	Great-West Multi-Sector Bond Fund Institutional Class(a)	2,881,828
53,361	Great-West Short Duration Bond Fund Institutional Class(a)	530,409

TOTAL BOND MUTUAL FUNDS — 23.11% (Cost $19,375,026)		$19,745,828
EQUITY MUTUAL FUNDS
42,900	American Century Real Estate Fund Class R6	1,371,085
93,854	DFA International Real Estate Securities Portfolio Institutional Class	504,935
44,379	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	504,587
383,887	Great-West Emerging Markets Equity Fund Institutional Class(a)	3,243,845
452,767	Great-West International Growth Fund Institutional Class(a)	3,834,938
876,015	Great-West International Index Fund Institutional Class(a)	8,532,384
593,471	Great-West International Value Fund Institutional Class(a)	4,694,358
430,792	Great-West Large Cap Growth Fund Institutional Class(a)	4,592,241
263,366	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,991,050
226,938	Great-West Mid Cap Value Fund Institutional Class(a)	2,010,674
308,683	Great-West Putnam Equity Income Fund Institutional Class(a)	2,932,488
Shares		Fair Value
Equity Mutual Funds — (continued)
139,167	Great-West Real Estate Index Fund Institutional Class(a)	$ 1,372,190
1,040,751	Great-West S&P 500® Index Fund Institutional Class(a)	10,417,913
503,036	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	4,482,049
457,529	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,673,960
33,306	Great-West Small Cap Growth Fund Institutional Class(a)	339,383
375,335	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	2,935,119
234,412	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,964,376
38,062	Invesco Global Real Estate Fund Class R6	505,841
43,455	Janus Henderson Triton Fund Class N	1,354,919
287,227	Northern Emerging Markets Equity Index Fund	3,239,926

TOTAL EQUITY MUTUAL FUNDS — 75.49% (Cost $65,791,045)		$64,498,261
Account Balance
FIXED INTEREST CONTRACT
1,231,380(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	1,231,380

TOTAL FIXED INTEREST CONTRACT — 1.44% (Cost $1,231,380)		$1,231,380
TOTAL INVESTMENTS — 100.04% (Cost $86,397,451)		$85,475,469
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(34,150)
TOTAL NET ASSETS — 100.00%		$85,441,319

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2050 FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
34,157	Great-West Bond Index Fund Institutional Class(a)	$ 343,283
16,811	Great-West Core Bond Fund Institutional Class(a)	168,613
15,272	Great-West Global Bond Fund Institutional Class(a)	138,063
9,360	Great-West High Yield Bond Fund Institutional Class(a)	88,541
14,062	Great-West Multi-Sector Bond Fund Institutional Class(a)	134,572
1,661	Great-West Short Duration Bond Fund Institutional Class(a)	16,511

TOTAL BOND MUTUAL FUNDS — 17.79% (Cost $866,371)		$889,583
EQUITY MUTUAL FUNDS
2,570	American Century Real Estate Fund Class R6	82,122
5,860	DFA International Real Estate Securities Portfolio Institutional Class	31,528
2,728	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	31,015
26,100	Great-West Emerging Markets Equity Fund Institutional Class(a)	220,543
29,409	Great-West International Growth Fund Institutional Class(a)	249,096
56,799	Great-West International Index Fund Institutional Class(a)	553,220
38,450	Great-West International Value Fund Institutional Class(a)	304,142
26,135	Great-West Large Cap Growth Fund Institutional Class(a)	278,605
17,004	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	128,548
13,889	Great-West Mid Cap Value Fund Institutional Class(a)	123,061
18,903	Great-West Putnam Equity Income Fund Institutional Class(a)	179,580
8,333	Great-West Real Estate Index Fund Institutional Class(a)	82,160
Shares		Fair Value
Equity Mutual Funds — (continued)
63,716	Great-West S&P 500® Index Fund Institutional Class(a)	$ 637,800
30,710	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	273,625
29,709	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	238,563
2,159	Great-West Small Cap Growth Fund Institutional Class(a)	22,001
22,969	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	179,620
14,265	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	119,538
2,374	Invesco Global Real Estate Fund Class R6	31,544
2,807	Janus Henderson Triton Fund Class N	87,518
19,552	Northern Emerging Markets Equity Index Fund	220,548

TOTAL EQUITY MUTUAL FUNDS — 81.48% (Cost $4,149,896)		$4,074,377
Account Balance
FIXED INTEREST CONTRACT
38,520(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	38,520

TOTAL FIXED INTEREST CONTRACT — 0.77% (Cost $38,520)		$38,520
TOTAL INVESTMENTS — 100.04% (Cost $5,054,787)		$5,002,480
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(2,139)
TOTAL NET ASSETS — 100.00%		$5,000,341

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2055 FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
261,323	Great-West Bond Index Fund Institutional Class(a)	$ 2,626,297
128,686	Great-West Core Bond Fund Institutional Class(a)	1,290,721
123,944	Great-West Global Bond Fund Institutional Class(a)	1,120,456
71,479	Great-West High Yield Bond Fund Institutional Class(a)	676,195
107,412	Great-West Multi-Sector Bond Fund Institutional Class(a)	1,027,930
12,984	Great-West Short Duration Bond Fund Institutional Class(a)	129,057

TOTAL BOND MUTUAL FUNDS — 15.45% (Cost $6,725,347)		$6,870,656
EQUITY MUTUAL FUNDS
23,424	American Century Real Estate Fund Class R6	748,636
55,424	DFA International Real Estate Securities Portfolio Institutional Class	298,182
23,897	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	271,706
255,368	Great-West Emerging Markets Equity Fund Institutional Class(a)	2,157,856
275,228	Great-West International Growth Fund Institutional Class(a)	2,331,184
531,411	Great-West International Index Fund Institutional Class(a)	5,175,944
359,995	Great-West International Value Fund Institutional Class(a)	2,847,558
229,775	Great-West Large Cap Growth Fund Institutional Class(a)	2,449,406
159,476	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,205,638
123,583	Great-West Mid Cap Value Fund Institutional Class(a)	1,094,945
167,715	Great-West Putnam Equity Income Fund Institutional Class(a)	1,593,291
76,011	Great-West Real Estate Index Fund Institutional Class(a)	749,472
Shares		Fair Value
Equity Mutual Funds — (continued)
562,676	Great-West S&P 500® Index Fund Institutional Class(a)	$ 5,632,384
271,427	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,418,415
277,011	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,224,400
20,050	Great-West Small Cap Growth Fund Institutional Class(a)	204,310
203,811	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,593,805
125,372	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,050,614
22,489	Invesco Global Real Estate Fund Class R6	298,881
26,252	Janus Henderson Triton Fund Class N	818,524
191,369	Northern Emerging Markets Equity Index Fund	2,158,644

TOTAL EQUITY MUTUAL FUNDS — 83.92% (Cost $38,610,931)		$37,323,795
Account Balance
FIXED INTEREST CONTRACT
298,070(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	298,070

TOTAL FIXED INTEREST CONTRACT — 0.67% (Cost $298,070)		$298,070
TOTAL INVESTMENTS — 100.04% (Cost $45,634,348)		$44,492,521
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(17,629)
TOTAL NET ASSETS — 100.00%		$44,474,892

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2060 FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,208	Great-West Bond Index Fund Institutional Class(a)	$ 22,190
1,086	Great-West Core Bond Fund Institutional Class(a)	10,887
1,101	Great-West Global Bond Fund Institutional Class(a)	9,955
600	Great-West High Yield Bond Fund Institutional Class(a)	5,671
905	Great-West Multi-Sector Bond Fund Institutional Class(a)	8,664
109	Great-West Short Duration Bond Fund Institutional Class(a)	1,085

TOTAL BOND MUTUAL FUNDS — 14.65% (Cost $58,433)		$58,452
EQUITY MUTUAL FUNDS
217	American Century Real Estate Fund Class R6	6,945
531	DFA International Real Estate Securities Portfolio Institutional Class	2,859
210	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,388
2,453	Great-West Emerging Markets Equity Fund Institutional Class(a)	20,731
2,545	Great-West International Growth Fund Institutional Class(a)	21,556
4,921	Great-West International Index Fund Institutional Class(a)	47,926
3,342	Great-West International Value Fund Institutional Class(a)	26,436
1,987	Great-West Large Cap Growth Fund Institutional Class(a)	21,180
1,461	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	11,049
1,083	Great-West Mid Cap Value Fund Institutional Class(a)	9,595
1,468	Great-West Putnam Equity Income Fund Institutional Class(a)	13,950
Shares		Fair Value
Equity Mutual Funds — (continued)
708	Great-West Real Estate Index Fund Institutional Class(a)	$ 6,977
4,917	Great-West S&P 500® Index Fund Institutional Class(a)	49,218
2,361	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	21,039
2,535	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	20,353
180	Great-West Small Cap Growth Fund Institutional Class(a)	1,829
1,793	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	14,021
1,077	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	9,027
216	Invesco Global Real Estate Fund Class R6	2,871
239	Janus Henderson Triton Fund Class N	7,437
1,838	Northern Emerging Markets Equity Index Fund	20,734

TOTAL EQUITY MUTUAL FUNDS — 84.74% (Cost $333,829)		$338,121
Account Balance
FIXED INTEREST CONTRACT
2,488(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	2,488

TOTAL FIXED INTEREST CONTRACT — 0.62% (Cost $2,488)		$2,488
TOTAL INVESTMENTS — 100.01% (Cost $394,750)		$399,061
OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(43)
TOTAL NET ASSETS — 100.00%		$399,018

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2019, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

September 30, 2019

The following tables are a summary of the transactions for each underlying investment during the period ended September 30, 2019, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.
Great-West Lifetime Conservative 2015 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	760,480	$8,616,508	$978,571	$2,489,312	$(38,979)	$537,062	$163,623	$7,642,829	13.45%
Great-West Core Bond Fund Institutional Class	374,131	4,227,690	475,218	1,212,255	(18,478)	261,882	102,098	3,752,535	6.60
Great-West Global Bond Fund Institutional Class	438,110	4,389,515	489,990	996,660	(7,106)	77,667	91,269	3,960,512	6.97
Great-West High Yield Bond Fund Institutional Class	249,301	2,618,707	219,688	658,081	30,568	178,075	65,864	2,358,389	4.15
Great-West Inflation-Protected Securities Fund Institutional Class	905,802	9,492,982	1,357,517	2,373,702	(63,266)	490,639	92,462	8,967,436	15.78
Great-West Multi-Sector Bond Fund Institutional Class	323,130	3,459,929	322,509	981,533	(47,197)	291,445	84,806	3,092,350	5.44
Great-West Short Duration Bond Fund Institutional Class	340,942	3,605,662	538,999	860,768	(8,625)	105,076	74,533	3,388,969	5.97
					(153,083)	1,941,846	674,655	33,163,020	58.36
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	11,998	152,200	24,760	47,402	14,055	6,858	2,294	136,416	0.24
Great-West Emerging Markets Equity Fund Institutional Class	54,361	536,760	85,393	248,661	(36,374)	85,855	3	459,347	0.81
Great-West International Growth Fund Institutional Class	86,535	840,183	66,877	411,718	(81,744)	237,607	943	732,949	1.29
Great-West International Index Fund Institutional Class	167,406	1,857,215	196,167	588,190	61,313	165,348	1,298	1,630,540	2.87
Great-West International Value Fund Institutional Class	113,530	1,023,374	109,061	462,099	(106,409)	227,686	2,450	898,022	1.58
Great-West Large Cap Growth Fund Institutional Class	124,214	1,551,319	140,060	645,681	41,896	278,428	23,473	1,324,126	2.33
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	48,843	424,841	55,375	220,543	(36,893)	109,581	1,377	369,254	0.65
Great-West Mid Cap Value Fund Institutional Class	61,595	621,545	79,404	254,575	(15,431)	99,358	3,687	545,732	0.96
Great-West Putnam Equity Income Fund Institutional Class	83,744	901,028	85,868	331,424	11,491	140,093	6,963	795,565	1.40
Great-West Real Estate Index Fund Institutional Class	76,285	829,060	99,828	336,698	8,734	159,977	11,344	752,167	1.33
Great-West S&P 500® Index Fund Institutional Class	291,308	3,360,717	347,367	1,331,855	16,724	539,767	60,619	2,915,996	5.13
Great-West S&P Mid Cap 400® Index Fund Institutional Class	140,359	1,435,808	185,038	635,029	(43,774)	264,783	17,575	1,250,600	2.20
Great-West S&P Small Cap 600® Index Fund Institutional Class	84,844	794,472	129,877	395,586	(66,765)	152,535	14,104	681,298	1.20
Great-West Small Cap Growth Fund Institutional Class	6,081	-	68,687	2,776	(76)	(3,951)	-	61,960	0.11
Great-West T. Rowe Price Equity Income Fund Institutional Class	101,786	899,489	103,551	392,249	(54,983)	185,177	21,671	795,968	1.40

September 30, 2019

Great-West Lifetime Conservative 2015 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	67,782	$664,573	$57,882	$314,339	$(26,486)	$159,899	$6,063	$568,015	1.00%
					(314,722)	2,809,001	173,864	13,917,955	24.50
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	7,879,434	8,396,985	1,144,624	1,750,868	-	-	88,693	7,879,434	13.87
					0	0	88,693	7,879,434	13.87
				Total	$(467,805)	$4,750,847	$937,212	$54,960,409	96.73%
Great-West Lifetime Conservative 2020 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	89,547	$743,705	$461,066	$355,800	$1,072	$50,979	$18,409	$899,950	14.55%
Great-West Core Bond Fund Institutional Class	44,136	365,532	226,158	173,337	238	24,330	11,646	442,683	7.16
Great-West Global Bond Fund Institutional Class	48,244	356,432	225,388	149,813	(10)	4,115	9,572	436,122	7.05
Great-West High Yield Bond Fund Institutional Class	28,112	217,906	124,962	100,266	(4,052)	23,337	6,860	265,939	4.30
Great-West Inflation-Protected Securities Fund Institutional Class	78,314	601,634	411,167	275,817	(6,414)	38,320	7,307	775,304	12.53
Great-West Multi-Sector Bond Fund Institutional Class	37,768	298,289	173,885	138,865	(4,095)	28,134	9,102	361,443	5.84
Great-West Short Duration Bond Fund Institutional Class	30,646	238,124	163,708	104,485	(142)	7,275	6,413	304,622	4.93
					(13,403)	176,490	69,309	3,486,063	56.36
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	1,468	14,159	9,402	9,038	(109)	2,170	301	16,693	0.27
Great-West Emerging Markets Equity Fund Institutional Class	7,598	55,111	38,130	39,002	(4,717)	9,966	1	64,205	1.04
Great-West International Growth Fund Institutional Class	11,458	81,402	44,532	57,877	(11,525)	28,988	129	97,045	1.57
Great-West International Index Fund Institutional Class	22,146	181,002	107,535	108,537	(10,567)	35,704	177	215,704	3.49
Great-West International Value Fund Institutional Class	15,013	99,603	59,420	78,744	(24,857)	38,473	335	118,752	1.92
Great-West Large Cap Growth Fund Institutional Class	15,248	140,086	81,642	103,800	(11,509)	44,617	2,985	162,545	2.63
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	6,539	41,972	25,727	30,575	(4,345)	12,309	172	49,433	0.80
Great-West Mid Cap Value Fund Institutional Class	7,611	56,131	34,241	36,102	(4,832)	13,162	419	67,432	1.09

September 30, 2019

Great-West Lifetime Conservative 2020 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
Great-West Putnam Equity Income Fund Institutional Class	10,411	$82,427	$46,099	$51,476	$(5,695)	$21,858	$801	$98,908	1.60%
Great-West Real Estate Index Fund Institutional Class	8,625	69,779	41,953	41,112	2,130	14,422	1,190	85,042	1.37
Great-West S&P 500® Index Fund Institutional Class	36,016	304,435	173,943	206,684	(30,559)	88,828	7,192	360,522	5.83
Great-West S&P Mid Cap 400® Index Fund Institutional Class	17,351	130,470	80,929	91,834	(13,035)	35,035	2,101	154,600	2.50
Great-West S&P Small Cap 600® Index Fund Institutional Class	11,301	77,372	51,522	59,156	(12,256)	21,008	1,855	90,746	1.46
Great-West Small Cap Growth Fund Institutional Class	846	-	10,164	1,069	(54)	(479)	-	8,616	0.14
Great-West T. Rowe Price Equity Income Fund Institutional Class	12,661	82,426	47,598	53,345	(8,572)	22,333	2,621	99,012	1.60
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	8,327	60,179	33,519	42,159	(4,635)	18,242	771	69,781	1.13
					(145,137)	406,636	21,050	1,759,036	28.44
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	710,578	556,177	381,732	234,585	-	-	7,254	710,578	11.49
					0	0	7,254	710,578	11.49
				Total	$(158,540)	$583,126	$97,613	$5,955,677	96.29%
Great-West Lifetime Conservative 2025 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,075,285	$22,088,538	$2,980,935	$5,599,734	$(34,075)	$1,386,874	$443,588	$20,856,613	15.18%
Great-West Core Bond Fund Institutional Class	1,021,750	10,831,763	1,437,093	2,683,206	(5,690)	662,504	275,658	10,248,154	7.46
Great-West Global Bond Fund Institutional Class	1,059,095	10,044,819	1,286,421	1,877,420	37,811	120,397	218,236	9,574,217	6.97
Great-West High Yield Bond Fund Institutional Class	627,540	6,243,983	669,379	1,412,839	72,796	436,005	164,342	5,936,528	4.32
Great-West Inflation-Protected Securities Fund Institutional Class	1,315,692	12,888,746	2,402,246	2,931,188	(56,400)	665,545	132,065	13,025,349	9.48
Great-West Multi-Sector Bond Fund Institutional Class	868,949	8,780,364	969,977	2,183,864	(109,349)	749,370	225,638	8,315,847	6.05
Great-West Short Duration Bond Fund Institutional Class	542,403	5,406,227	989,338	1,162,099	(7,875)	158,020	117,935	5,391,486	3.92
					(102,782)	4,178,715	1,577,462	73,348,194	53.38
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	37,487	466,134	71,587	130,234	46,152	18,737	7,295	426,224	0.31

September 30, 2019

Great-West Lifetime Conservative 2025 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
Great-West Emerging Markets Equity Fund Institutional Class	215,785	$2,035,278	$277,103	$785,088	$(113,211)	$296,092	$12	$1,823,385	1.33%
Great-West International Growth Fund Institutional Class	309,951	2,847,993	220,584	1,138,504	(149,152)	695,210	3,317	2,625,283	1.91
Great-West International Index Fund Institutional Class	599,588	6,315,615	578,365	1,585,002	246,887	531,014	4,567	5,839,992	4.25
Great-West International Value Fund Institutional Class	406,747	3,473,078	326,297	1,228,353	(230,474)	646,345	8,626	3,217,367	2.34
Great-West Large Cap Growth Fund Institutional Class	385,589	4,630,364	474,889	1,752,022	243,598	757,152	73,250	4,110,383	2.99
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	178,120	1,484,997	188,484	718,096	(131,729)	391,200	5,087	1,346,585	0.98
Great-West Mid Cap Value Fund Institutional Class	195,521	1,862,763	234,158	592,066	26,955	227,465	11,693	1,732,320	1.26
Great-West Putnam Equity Income Fund Institutional Class	264,763	2,708,770	252,660	854,518	61,179	408,338	22,139	2,515,250	1.83
Great-West Real Estate Index Fund Institutional Class	198,349	2,042,608	304,158	814,558	6,863	423,513	29,512	1,955,721	1.42
Great-West S&P 500® Index Fund Institutional Class	914,738	10,059,340	1,037,440	3,493,804	170,518	1,553,548	191,314	9,156,524	6.67
Great-West S&P Mid Cap 400® Index Fund Institutional Class	439,814	4,310,107	575,538	1,620,146	25,570	653,247	55,587	3,918,746	2.85
Great-West S&P Small Cap 600® Index Fund Institutional Class	309,380	2,742,507	465,677	1,219,194	(195,373)	495,330	51,106	2,484,320	1.81
Great-West Small Cap Growth Fund Institutional Class	22,869	-	225,382	10,833	(151)	18,483	-	233,032	0.17
Great-West T. Rowe Price Equity Income Fund Institutional Class	321,784	2,706,052	303,953	959,497	(62,913)	465,846	68,465	2,516,354	1.83
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	209,891	1,985,784	182,892	873,632	(47,713)	463,839	18,963	1,758,883	1.28
					(102,994)	8,045,359	550,933	45,660,369	33.23
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	12,574,252	12,592,048	2,224,277	2,381,622	-	-	139,549	12,574,252	9.15
					0	0	139,549	12,574,252	9.15
				Total	$(205,776)	$12,224,074	$2,267,944	$131,582,815	95.76%
Great-West Lifetime Conservative 2030 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	137,212	$984,455	$697,514	$380,340	$(888)	$77,348	$27,166	$1,378,977	15.04%
Great-West Core Bond Fund Institutional Class	67,413	482,119	342,044	182,959	513	34,953	17,135	676,157	7.38

September 30, 2019

Great-West Lifetime Conservative 2030 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
Great-West Global Bond Fund Institutional Class	67,052	$428,467	$325,502	$152,830	$(315)	$5,013	$13,663	$606,152	6.61%
Great-West High Yield Bond Fund Institutional Class	40,328	269,111	188,704	105,053	(5,620)	28,745	10,412	381,507	4.16
Great-West Inflation-Protected Securities Fund Institutional Class	61,323	401,266	330,930	151,394	(3,562)	26,291	6,033	607,093	6.62
Great-West Multi-Sector Bond Fund Institutional Class	57,127	387,983	272,523	150,240	(5,066)	36,443	14,645	546,709	5.97
Great-West Short Duration Bond Fund Institutional Class	27,225	182,240	149,708	67,232	(160)	5,897	5,496	270,613	2.95
					(15,098)	214,690	94,550	4,467,208	48.73
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	2,985	24,704	18,512	12,369	251	3,090	565	33,937	0.37
Great-West Emerging Markets Equity Fund Institutional Class	18,754	121,733	92,950	77,386	(10,477)	21,175	1	158,472	1.73
Great-West International Growth Fund Institutional Class	25,545	160,811	99,270	98,414	(19,620)	54,699	274	216,366	2.36
Great-West International Index Fund Institutional Class	49,517	357,301	241,847	182,732	(16,597)	65,875	378	482,291	5.26
Great-West International Value Fund Institutional Class	33,507	196,539	135,027	136,856	(44,171)	70,330	715	265,040	2.89
Great-West Large Cap Growth Fund Institutional Class	29,667	249,279	150,669	155,195	(11,179)	71,500	5,726	316,253	3.45
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	14,794	84,712	56,789	54,323	(8,942)	24,664	424	111,842	1.22
Great-West Mid Cap Value Fund Institutional Class	15,113	100,021	69,343	59,713	(9,883)	24,250	917	133,901	1.46
Great-West Putnam Equity Income Fund Institutional Class	20,657	145,463	91,219	78,090	(8,758)	37,651	1,735	196,243	2.14
Great-West Real Estate Index Fund Institutional Class	13,604	96,174	69,904	54,083	1,631	22,140	2,055	134,135	1.47
Great-West S&P 500® Index Fund Institutional Class	70,728	540,712	339,876	318,741	(42,504)	146,135	14,969	707,982	7.72
Great-West S&P Mid Cap 400® Index Fund Institutional Class	34,065	231,090	158,333	144,244	(20,434)	58,342	4,349	303,521	3.31
Great-West S&P Small Cap 600® Index Fund Institutional Class	25,677	157,221	120,582	112,449	(23,973)	40,834	4,266	206,188	2.25
Great-West Small Cap Growth Fund Institutional Class	1,887	-	7,083	3,955	(67)	16,102	-	19,230	0.21
Great-West T. Rowe Price Equity Income Fund Institutional Class	25,106	145,126	94,889	83,135	(15,261)	39,452	5,358	196,332	2.14
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	16,188	106,899	62,556	66,582	(8,085)	32,780	1,477	135,653	1.48
					(238,069)	729,019	43,209	3,617,386	39.46

September 30, 2019

Great-West Lifetime Conservative 2030 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	631,957	$424,019	$352,692	$150,815	$-	$-	$6,061	$631,957	6.89%
					0	0	6,061	631,957	6.89
				Total	$(253,167)	$943,709	$143,820	$8,716,551	95.08%
Great-West Lifetime Conservative 2035 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,835,991	$17,324,462	$4,351,155	$4,387,644	$(58,484)	$1,163,733	$374,779	$18,451,706	13.67%
Great-West Core Bond Fund Institutional Class	902,776	8,490,492	2,041,520	1,975,986	32,035	498,816	233,323	9,054,842	6.71
Great-West Global Bond Fund Institutional Class	866,690	7,301,990	1,694,627	1,261,449	7,762	99,715	171,371	7,834,883	5.80
Great-West High Yield Bond Fund Institutional Class	526,709	4,641,359	920,729	927,914	32,369	348,491	131,780	4,982,665	3.69
Great-West Inflation-Protected Securities Fund Institutional Class	543,651	4,601,981	1,544,607	1,008,267	(20,176)	243,823	50,761	5,382,144	3.99
Great-West Multi-Sector Bond Fund Institutional Class	760,812	6,806,430	1,431,555	1,436,534	26,388	479,522	188,600	7,280,973	5.39
Great-West Short Duration Bond Fund Institutional Class	271,935	2,376,517	748,226	490,026	(1,682)	68,317	56,226	2,703,034	2.00
					18,212	2,902,417	1,206,840	55,690,247	41.25
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	52,316	595,608	101,513	148,762	35,438	46,473	10,079	594,832	0.44
Great-West Emerging Markets Equity Fund Institutional Class	368,982	3,229,036	594,643	1,163,829	(167,079)	458,051	20	3,117,901	2.31
Great-West International Growth Fund Institutional Class	477,967	4,042,781	416,275	1,319,027	(118,738)	908,350	5,094	4,048,379	3.00
Great-West International Index Fund Institutional Class	925,489	8,972,907	1,140,769	2,042,907	184,740	943,492	7,032	9,014,261	6.68
Great-West International Value Fund Institutional Class	626,788	4,956,420	644,891	1,521,693	(274,225)	878,274	13,305	4,957,892	3.67
Great-West Large Cap Growth Fund Institutional Class	519,883	5,931,013	647,982	2,041,206	291,072	1,004,158	100,665	5,541,947	4.10
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	276,811	2,154,596	288,812	913,200	(184,304)	562,486	7,889	2,092,694	1.55
Great-West Mid Cap Value Fund Institutional Class	268,535	2,363,730	327,899	634,206	3,172	321,799	15,867	2,379,222	1.76
Great-West Putnam Equity Income Fund Institutional Class	364,100	3,453,399	349,541	939,640	14,519	595,651	30,146	3,458,951	2.56
Great-West Real Estate Index Fund Institutional Class	207,478	1,974,519	354,181	699,832	8,004	416,869	30,585	2,045,737	1.52

September 30, 2019

Great-West Lifetime Conservative 2035 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
Great-West S&P 500® Index Fund Institutional Class	1,245,191	$12,843,394	$1,350,217	$3,920,667	$37,418	$2,191,422	$261,226	$12,464,366	9.23%
Great-West S&P Mid Cap 400® Index Fund Institutional Class	599,376	5,488,616	752,475	1,728,108	40,160	827,456	75,915	5,340,439	3.96
Great-West S&P Small Cap 600® Index Fund Institutional Class	481,229	3,999,910	714,214	1,517,557	(237,061)	667,705	79,808	3,864,272	2.86
Great-West Small Cap Growth Fund Institutional Class	34,101	-	360,827	43,663	(1,007)	30,327	-	347,491	0.26
Great-West T. Rowe Price Equity Income Fund Institutional Class	442,654	3,445,961	429,937	998,559	(64,072)	584,210	93,593	3,461,549	2.56
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	283,471	2,543,148	223,639	943,993	(13,809)	552,691	26,076	2,375,485	1.76
					(445,772)	10,989,414	757,300	65,105,418	48.22
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	6,308,349	5,542,504	1,740,537	1,039,325	-	-	64,633	6,308,349	4.67
					0	0	64,633	6,308,349	4.67
				Total	$(427,560)	$13,891,831	$2,028,773	$127,104,014	94.14%
Great-West Lifetime Conservative 2040 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	69,967	$399,619	$378,795	$107,424	$36	$32,180	$12,321	$703,170	11.21%
Great-West Core Bond Fund Institutional Class	34,365	195,925	185,044	50,733	190	14,442	7,837	344,678	5.49
Great-West Global Bond Fund Institutional Class	32,154	163,987	161,879	36,509	(383)	1,319	5,568	290,676	4.63
Great-West High Yield Bond Fund Institutional Class	19,711	105,407	95,914	25,907	(1,646)	11,049	4,149	186,463	2.97
Great-West Inflation-Protected Securities Fund Institutional Class	12,112	59,608	72,072	15,618	(378)	3,851	904	119,913	1.91
Great-West Multi-Sector Bond Fund Institutional Class	28,866	156,654	144,827	40,193	(1,569)	14,955	5,976	276,243	4.40
Great-West Short Duration Bond Fund Institutional Class	7,453	39,319	42,835	9,274	9	1,204	1,335	74,084	1.18
					(3,741)	79,000	38,090	1,995,227	31.79
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	2,872	20,189	16,048	6,192	112	2,610	547	32,655	0.52
Great-West Emerging Markets Equity Fund Institutional Class	22,660	120,937	104,337	52,489	(7,762)	18,692	1	191,477	3.05
Great-West International Growth Fund Institutional Class	28,019	144,592	104,835	56,288	(11,888)	44,178	292	237,317	3.78

September 30, 2019

Great-West Lifetime Conservative 2040 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
Great-West International Index Fund Institutional Class	54,079	$320,845	$242,552	$91,717	$(9,511)	$55,050	$402	$526,730	8.40%
Great-West International Value Fund Institutional Class	36,590	177,067	133,370	68,541	(23,040)	47,530	761	289,426	4.61
Great-West Large Cap Growth Fund Institutional Class	28,389	202,583	140,421	96,103	(7,598)	55,727	5,371	302,628	4.82
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	16,194	77,336	56,407	31,495	(5,497)	20,177	390	122,425	1.95
Great-West Mid Cap Value Fund Institutional Class	14,810	80,183	60,790	27,056	(5,286)	17,301	739	131,218	2.09
Great-West Putnam Equity Income Fund Institutional Class	20,090	116,974	80,279	35,372	(4,709)	28,978	1,398	190,859	3.04
Great-West Real Estate Index Fund Institutional Class	9,870	58,529	48,669	23,895	954	14,013	1,247	97,316	1.55
Great-West S&P 500® Index Fund Institutional Class	68,371	437,822	300,866	164,246	(24,636)	109,948	12,767	684,390	10.91
Great-West S&P Mid Cap 400® Index Fund Institutional Class	32,916	186,357	141,987	79,175	(12,795)	44,112	3,730	293,281	4.68
Great-West S&P Small Cap 600® Index Fund Institutional Class	28,302	144,352	121,192	68,278	(14,184)	29,998	4,308	227,264	3.62
Great-West Small Cap Growth Fund Institutional Class	2,033	-	10,669	5,642	(163)	15,689	-	20,716	0.33
Great-West T. Rowe Price Equity Income Fund Institutional Class	24,407	116,691	82,638	36,285	(7,719)	27,817	4,634	190,861	3.04
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	15,508	86,219	57,936	39,358	(5,379)	25,163	1,383	129,960	2.07
					(139,101)	556,983	37,970	3,668,523	58.46
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	173,278	91,622	101,227	20,973	-	-	1,402	173,278	2.76
					0	0	1,402	173,278	2.76
				Total	$(142,842)	$635,983	$77,462	$5,837,028	93.01%
Great-West Lifetime Conservative 2045 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	730,494	$6,625,633	$2,002,484	$1,753,683	$(35,710)	$467,029	$147,279	$7,341,463	8.59%
Great-West Core Bond Fund Institutional Class	359,084	3,254,048	950,624	808,642	1,133	205,582	91,618	3,601,612	4.22
Great-West Global Bond Fund Institutional Class	327,836	2,664,377	741,248	489,035	(8,203)	47,043	63,868	2,963,633	3.47
Great-West High Yield Bond Fund Institutional Class	202,369	1,720,457	392,102	336,957	2,471	138,805	50,083	1,914,407	2.24

September 30, 2019

Great-West Lifetime Conservative 2045 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
Great-West Inflation-Protected Securities Fund Institutional Class	51,765	$341,491	$233,454	$80,969	$(1,695)	$18,500	$3,867	$512,476	0.60%
Great-West Multi-Sector Bond Fund Institutional Class	301,131	2,588,980	666,400	544,330	22,675	170,778	73,580	2,881,828	3.37
Great-West Short Duration Bond Fund Institutional Class	53,361	430,472	179,472	91,998	(434)	12,463	10,627	530,409	0.62
					(19,763)	1,060,200	440,922	19,745,828	23.11
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	44,379	477,936	95,235	109,090	25,724	40,506	8,154	504,587	0.59
Great-West Emerging Markets Equity Fund Institutional Class	383,887	3,230,245	545,352	957,435	(137,136)	425,683	20	3,243,845	3.80
Great-West International Growth Fund Institutional Class	452,767	3,663,772	379,120	971,246	(40,722)	763,292	4,661	3,834,938	4.49
Great-West International Index Fund Institutional Class	876,015	8,126,484	847,673	1,386,942	80,446	945,169	6,433	8,532,384	9.99
Great-West International Value Fund Institutional Class	593,471	4,490,205	481,083	1,035,628	(209,151)	758,698	12,166	4,694,358	5.49
Great-West Large Cap Growth Fund Institutional Class	430,792	4,839,180	505,038	1,586,168	226,003	834,191	82,736	4,592,241	5.37
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	263,366	1,964,280	255,339	728,688	(153,672)	500,119	7,389	1,991,050	2.33
Great-West Mid Cap Value Fund Institutional Class	226,938	1,921,522	260,972	445,884	(9,920)	274,064	13,248	2,010,674	2.35
Great-West Putnam Equity Income Fund Institutional Class	308,683	2,806,497	260,432	654,965	(21,206)	520,524	25,159	2,932,488	3.43
Great-West Real Estate Index Fund Institutional Class	139,167	1,301,945	253,655	459,879	5,489	276,469	20,689	1,372,190	1.61
Great-West S&P 500® Index Fund Institutional Class	1,040,751	10,423,440	1,012,567	2,844,702	(7,333)	1,826,608	216,277	10,417,913	12.19
Great-West S&P Mid Cap 400® Index Fund Institutional Class	503,036	4,450,031	623,528	1,284,608	13,314	693,098	62,842	4,482,049	5.25
Great-West S&P Small Cap 600® Index Fund Institutional Class	457,529	3,664,236	619,022	1,177,763	(176,613)	568,465	74,220	3,673,960	4.30
Great-West Small Cap Growth Fund Institutional Class	33,306	-	380,998	19,816	(362)	(21,799)	-	339,383	0.40
Great-West T. Rowe Price Equity Income Fund Institutional Class	375,335	2,797,495	329,062	665,924	(48,442)	474,486	77,601	2,935,119	3.44
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	234,412	2,073,133	171,251	732,610	(12,334)	452,602	21,408	1,964,376	2.30
					(465,915)	9,332,175	633,003	57,521,555	67.33
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,231,380	1,014,386	399,484	194,532	-	-	12,042	1,231,380	1.44
					0	0	12,042	1,231,380	1.44
				Total	$(485,678)	$10,392,375	$1,085,967	$78,498,763	91.88%

September 30, 2019

Great-West Lifetime Conservative 2050 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	34,157	$194,520	$188,366	$55,911	$349	$16,308	$6,159	$343,283	6.87%
Great-West Core Bond Fund Institutional Class	16,811	95,646	92,059	26,554	94	7,462	3,926	168,613	3.37
Great-West Global Bond Fund Institutional Class	15,272	79,509	77,573	19,618	(154)	599	2,848	138,063	2.76
Great-West High Yield Bond Fund Institutional Class	9,360	50,173	45,764	12,480	(671)	5,084	2,119	88,541	1.77
Great-West Multi-Sector Bond Fund Institutional Class	14,062	76,280	71,612	20,598	(721)	7,278	3,130	134,572	2.69
Great-West Short Duration Bond Fund Institutional Class	1,661	9,388	9,186	2,356	18	293	317	16,511	0.33
					(1,085)	37,024	18,499	889,583	17.79
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	2,728	17,631	15,904	4,650	140	2,130	490	31,015	0.62
Great-West Emerging Markets Equity Fund Institutional Class	26,100	132,081	119,682	49,719	(7,809)	18,499	1	220,543	4.41
Great-West International Growth Fund Institutional Class	29,409	142,644	113,795	50,030	(10,607)	42,687	293	249,096	4.98
Great-West International Index Fund Institutional Class	56,799	317,227	265,845	80,761	(7,026)	50,909	405	553,220	11.07
Great-West International Value Fund Institutional Class	38,450	174,622	148,129	63,145	(21,058)	44,536	766	304,142	6.08
Great-West Large Cap Growth Fund Institutional Class	26,135	176,142	127,779	73,986	(5,256)	48,670	4,892	278,605	5.57
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	17,004	76,694	57,987	24,976	(4,412)	18,843	423	128,548	2.57
Great-West Mid Cap Value Fund Institutional Class	13,889	70,818	60,138	22,275	(4,071)	14,380	712	123,061	2.46
Great-West Putnam Equity Income Fund Institutional Class	18,903	103,148	78,655	26,791	(3,030)	24,568	1,349	179,580	3.59
Great-West Real Estate Index Fund Institutional Class	8,333	48,454	43,000	20,978	939	11,684	1,116	82,160	1.65
Great-West S&P 500® Index Fund Institutional Class	63,716	381,843	281,087	115,179	(14,870)	90,049	11,998	637,800	12.76
Great-West S&P Mid Cap 400® Index Fund Institutional Class	30,710	164,000	128,734	54,603	(8,312)	35,494	3,517	273,625	5.47
Great-West S&P Small Cap 600® Index Fund Institutional Class	29,709	141,964	117,963	45,928	(9,779)	24,564	4,503	238,563	4.77
Great-West Small Cap Growth Fund Institutional Class	2,159	-	7,635	4,751	(252)	19,117	-	22,001	0.44
Great-West T. Rowe Price Equity Income Fund Institutional Class	22,969	103,133	83,076	30,367	(6,049)	23,778	4,346	179,620	3.59
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	14,265	75,545	53,544	31,815	(4,365)	22,264	1,265	119,538	2.39
					(105,817)	492,172	36,076	3,621,117	72.42

September 30, 2019

Great-West Lifetime Conservative 2050 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	38,520	$22,004	$21,401	$5,233	$-	$-	$348	$38,520	0.77%
					0	0	348	38,520	0.77
				Total	$(106,902)	$529,196	$54,923	$4,549,220	90.98%
Great-West Lifetime Conservative 2055 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	261,323	$2,176,571	$881,316	$576,125	$8,744	$144,535	$52,594	$2,626,297	5.91%
Great-West Core Bond Fund Institutional Class	128,686	1,067,047	424,639	269,856	3,824	68,891	32,807	1,290,721	2.90
Great-West Global Bond Fund Institutional Class	123,944	938,191	348,444	181,322	(2,089)	15,143	24,662	1,120,456	2.52
Great-West High Yield Bond Fund Institutional Class	71,479	559,976	181,782	116,019	(2,729)	50,456	17,722	676,195	1.52
Great-West Multi-Sector Bond Fund Institutional Class	107,412	852,640	298,600	192,309	(1,955)	68,999	26,340	1,027,930	2.31
Great-West Short Duration Bond Fund Institutional Class	12,984	105,075	44,546	23,637	114	3,073	2,727	129,057	0.29
					5,909	351,097	156,852	6,870,656	15.45
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	23,897	227,057	63,739	38,385	11,959	19,295	4,338	271,706	0.61
Great-West Emerging Markets Equity Fund Institutional Class	255,368	1,860,644	575,563	517,532	(75,902)	239,181	13	2,157,856	4.85
Great-West International Growth Fund Institutional Class	275,228	1,929,825	442,448	471,024	(33,901)	429,935	2,719	2,331,184	5.24
Great-West International Index Fund Institutional Class	531,411	4,267,370	1,060,037	616,650	89,372	465,187	3,755	5,175,944	11.64
Great-West International Value Fund Institutional Class	359,995	2,363,007	566,899	470,057	(90,723)	387,709	7,089	2,847,558	6.40
Great-West Large Cap Growth Fund Institutional Class	229,775	2,288,719	396,869	666,581	89,554	430,399	43,202	2,449,406	5.51
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	159,476	1,036,927	221,780	303,708	(64,435)	250,639	4,245	1,205,638	2.71
Great-West Mid Cap Value Fund Institutional Class	123,583	907,499	230,078	166,808	1,651	124,176	6,806	1,094,945	2.46
Great-West Putnam Equity Income Fund Institutional Class	167,715	1,326,271	267,473	230,265	15,253	229,812	12,910	1,593,291	3.58
Great-West Real Estate Index Fund Institutional Class	76,011	634,751	219,927	241,614	8,411	136,408	10,944	749,472	1.69
Great-West S&P 500® Index Fund Institutional Class	562,676	4,951,637	825,054	1,001,729	34,390	857,422	112,100	5,632,384	12.67
Great-West S&P Mid Cap 400® Index Fund Institutional Class	271,427	2,107,639	455,876	485,722	(2,248)	340,622	32,534	2,418,415	5.44

September 30, 2019

Great-West Lifetime Conservative 2055 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
Great-West S&P Small Cap 600® Index Fund Institutional Class	277,011	$1,941,350	$562,856	$582,659	$(95,821)	$302,853	$43,170	$2,224,400	5.00%
Great-West Small Cap Growth Fund Institutional Class	20,050	-	50,632	41,802	(120)	195,480	-	204,310	0.46
Great-West T. Rowe Price Equity Income Fund Institutional Class	203,811	1,324,618	288,259	255,304	(27,865)	236,232	40,144	1,593,805	3.58
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	125,372	978,804	146,195	302,696	(13,662)	228,311	11,165	1,050,614	2.36
					(154,087)	4,873,661	335,134	33,000,928	74.20
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	298,070	243,673	103,003	51,728	-	-	3,122	298,070	0.67
					0	0	3,122	298,070	0.67
				Total	$(148,178)	$5,224,758	$495,108	$40,169,654	90.32%
Great-West Lifetime Conservative 2060 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,208	$-	$22,308	$255	$11	$137	$168	$22,190	5.56%
Great-West Core Bond Fund Institutional Class	1,086	-	11,016	123	4	(6)	132	10,887	2.73
Great-West Global Bond Fund Institutional Class	1,101	-	10,339	179	(2)	(205)	80	9,955	2.50
Great-West High Yield Bond Fund Institutional Class	600	-	5,723	80	-	28	22	5,671	1.42
Great-West Multi-Sector Bond Fund Institutional Class	905	-	8,715	119	1	68	23	8,664	2.17
Great-West Short Duration Bond Fund Institutional Class	109	-	1,101	14	-	(2)	9	1,085	0.27
					14	20	434	58,452	14.65
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	210	-	2,521	96	(5)	(37)	37	2,388	0.60
Great-West Emerging Markets Equity Fund Institutional Class	2,453	-	21,263	846	(32)	314	-	20,731	5.20
Great-West International Growth Fund Institutional Class	2,545	-	21,552	164	5	168	25	21,556	5.40
Great-West International Index Fund Institutional Class	4,921	-	48,287	1,213	-	852	34	47,926	12.01
Great-West International Value Fund Institutional Class	3,342	-	26,546	741	(8)	631	65	26,436	6.63
Great-West Large Cap Growth Fund Institutional Class	1,987	-	23,586	2,186	53	(220)	337	21,180	5.31

September 30, 2019

Great-West Lifetime Conservative 2060 Fund
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,461	$-	$11,335	$458	$(6)	$172	$4	$11,049	2.77%
Great-West Mid Cap Value Fund Institutional Class	1,083	-	9,655	290	(6)	230	4	9,595	2.40
Great-West Putnam Equity Income Fund Institutional Class	1,468	-	14,013	465	8	402	9	13,950	3.50
Great-West Real Estate Index Fund Institutional Class	708	-	6,800	138	5	315	8	6,977	1.75
Great-West S&P 500® Index Fund Institutional Class	4,917	-	50,780	2,195	21	633	349	49,218	12.33
Great-West S&P Mid Cap 400® Index Fund Institutional Class	2,361	-	21,850	1,012	(17)	201	112	21,039	5.27
Great-West S&P Small Cap 600® Index Fund Institutional Class	2,535	-	21,315	998	(30)	36	233	20,353	5.10
Great-West Small Cap Growth Fund Institutional Class	180	-	2,008	125	(5)	(54)	-	1,829	0.46
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,793	-	14,295	492	(3)	218	159	14,021	3.51
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,077	-	10,067	977	27	(63)	86	9,027	2.26
					7	3,798	1,462	297,275	74.50
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	2,488	-	2,518	37	-	-	7	2,488	0.62
					0	0	7	2,488	0.62
				Total	$21	$3,818	$1,903	$358,215	89.77%

September 30, 2019